United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Gregory J. Stumm, PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: January 31, 2025

Date of reporting period: April 30, 2024

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

American Beacon Developing World Income FundSM

Schedule of Investments

April 30, 2024 (Unaudited)

	Principal Amount*			Fair Value
Angola - 4.19%
Foreign Sovereign Obligations - 4.19%
Angola Government International Bonds,
8.250%, Due 5/9/2028A	$		3,780,000	$3,555,619
8.000%, Due 11/26/2029B			3,806,000	3,458,702
8.750%, Due 4/14/2032A			1,620,000	1,463,346
8.750%, Due 4/14/2032B			3,475,000	3,138,968
9.375%, Due 5/8/2048A			3,588,000	3,043,485
9.125%, Due 11/26/2049A			8,799,000	7,303,170
Republic of Angola Via Avenir Issuer II Ireland DAC, 6.927%, Due 2/19/2027A			1,478,571	1,410,188

Total Foreign Sovereign Obligations				23,373,478

Total Angola (Cost $24,000,036)				23,373,478

Argentina - 2.07%
Foreign Sovereign Obligations - 2.07%
Argentina Republic Government International Bonds,
1.000%, Due 7/9/2029			227,491	133,994
0.750%, Due 7/9/2030C D			3,027,515	1,751,448
3.625%, Due 7/9/2035C D			21,112,784	9,687,135

Total Foreign Sovereign Obligations				11,572,577

Total Argentina (Cost $11,880,045)				11,572,577

Armenia - 0.51%
Foreign Sovereign Obligations - 0.51%
Armenia Treasury Bills, 11.048%, Due 6/3/2024E		AMD	225,000,000	575,415
Republic of Armenia Treasury Bonds,
7.000%, Due 4/29/2026		AMD	385,000,000	943,290
9.000%, Due 4/29/2026		AMD	325,000,000	825,901
9.250%, Due 4/29/2028		AMD	200,000,000	506,495

Total Foreign Sovereign Obligations				2,851,101

Total Armenia (Cost $2,660,776)				2,851,101

Azerbaijan - 0.52% (Cost $2,904,351)
Credit-Linked Notes - 0.52%
Azerbaijan Treasury Bonds (Issuer ICBC Standard Bank PLC), 7.500%, Due 5/11/2028B		AZN	5,000,000	2,913,299

Benin - 0.37% (Cost $2,449,204)
Foreign Sovereign Obligations - 0.37%
Benin Government International Bonds, 6.875%, Due 1/19/2052B		EUR	2,408,000	2,084,226

Cameroon - 1.58%
Foreign Sovereign Obligations - 1.58%
Republic of Cameroon International Bonds,
5.950%, Due 7/7/2032A		EUR	3,250,000	2,706,255
5.950%, Due 7/7/2032B		EUR	7,364,000	6,131,958

Total Foreign Sovereign Obligations				8,838,213

Total Cameroon (Cost $12,168,468)				8,838,213

Congo - 0.49% (Cost $2,600,000)
Credit-Linked Notes - 0.49%
Democratic Republic of Congo (Issuer Tugela BV), 12.294%, Due 12/14/2027, (6 mo. USD SOFR + 7.000%)B F			2,600,000	2,719,860

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

April 30, 2024 (Unaudited)

	Principal Amount*			Fair Value
Costa Rica - 0.47% (Cost $2,253,863)
Foreign Sovereign Obligations - 0.47%
Costa Rica Government International Bonds, 9.200%, Due 2/21/2029A	$		2,300,000	$2,608,200

Dominican Republic - 3.19%
Foreign Sovereign Obligations - 3.19%
Dominican Republic Central Bank Notes, 13.000%, Due 12/5/2025A		DOP	105,000,000	1,837,486
Dominican Republic International Bonds,
12.000%, Due 8/8/2025A		DOP	182,500,000	3,174,440
9.750%, Due 6/5/2026A		DOP	8,850,000	151,606
8.000%, Due 2/12/2027A		DOP	220,000,000	3,484,183
12.750%, Due 9/23/2029B		DOP	249,000,000	4,776,995
13.625%, Due 2/3/2033B		DOP	54,750,000	1,108,056
11.250%, Due 9/15/2035B		DOP	184,000,000	3,296,569

Total Foreign Sovereign Obligations				17,829,335

Total Dominican Republic (Cost $18,000,328)				17,829,335

Ecuador - 2.09%
Foreign Sovereign Obligations - 2.09%
Ecuador Government International Bonds,
6.000%, Due 7/31/2030B C D			1,556,850	1,093,099
6.000%, Due 7/31/2030A C D			2,482,000	1,742,668
3.500%, Due 7/31/2035B C D			3,789,045	2,075,282
3.500%, Due 7/31/2035A C D			10,374,000	5,681,899
2.500%, Due 7/31/2040B C D			1,625,550	829,030
2.500%, Due 7/31/2040A C D			438,000	223,380

Total Foreign Sovereign Obligations				11,645,358

Total Ecuador (Cost $13,189,494)				11,645,358

Egypt - 3.16%
Foreign Sovereign Obligations - 3.16%
Egypt Government Bonds,
14.483%, Due 4/6/2026		EGP	6,500,000	112,680
15.700%, Due 11/7/2027, Series 10YR		EGP	10,000,000	153,016
Egypt Government International Bonds,
3.875%, Due 2/16/2026A			1,781,000	1,614,031
7.500%, Due 1/31/2027A			1,139,000	1,078,291
6.375%, Due 4/11/2031A		EUR	443,000	380,580
8.875%, Due 5/29/2050A			8,661,000	6,794,728
7.500%, Due 2/16/2061A			2,600,000	1,765,972
Egypt Treasury Bills,
30.163%, Due 12/10/2024, Series 364D		EGP	242,825,000	4,386,001
28.769%, Due 12/17/2024, Series 364D		EGP	74,375,000	1,337,590
25.701%, Due 3/11/2025, Series 364D		EGP	1,000,000	17,174

Total Foreign Sovereign Obligations				17,640,063

Total Egypt (Cost $17,891,581)				17,640,063

El Salvador - 2.31%
Foreign Sovereign Obligations - 2.31%
El Salvador Government International Bonds,
6.375%, Due 1/18/2027A			2,067,000	1,829,102
0.250%, Due 4/17/2030B			3,290,000	91,052
9.250%, Due 4/17/2030B			1,822,000	1,628,233
7.650%, Due 6/15/2035A			8,851,000	6,383,228
7.125%, Due 1/20/2050A			1,395,000	898,360

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

April 30, 2024 (Unaudited)

	Principal Amount*			Fair Value
El Salvador - 2.31% (continued)
Foreign Sovereign Obligations - 2.31% (continued)
El Salvador Government International Bonds, (continued)
9.500%, Due 7/15/2052A	$		2,600,000	$2,050,653

Total Foreign Sovereign Obligations				12,880,628

Total El Salvador (Cost $10,436,664)				12,880,628

Ethiopia - 0.57% (Cost $3,995,477)
Foreign Sovereign Obligations - 0.57%
Ethiopia International Bonds, 6.625%, Due 12/11/2024A G			4,541,000	3,187,219

Gabon - 2.04%
Foreign Sovereign Obligations - 2.04%
Gabon Government International Bonds,
6.950%, Due 6/16/2025A			2,642,000	2,538,698
6.625%, Due 2/6/2031A			10,783,000	8,470,046
7.000%, Due 11/24/2031A			470,000	369,365

Total Foreign Sovereign Obligations				11,378,109

Total Gabon (Cost $12,519,272)				11,378,109

Georgia - 0.53%
Foreign Sovereign Obligations - 0.53%
Georgia Treasury Bonds,
9.375%, Due 10/6/2024, Series 2YR		GEL	1,400,000	525,846
8.125%, Due 1/28/2026, Series 5YR		GEL	6,540,000	2,447,664

Total Foreign Sovereign Obligations				2,973,510

Total Georgia (Cost $2,578,921)				2,973,510

Ghana - 3.45%
Credit-Linked Notes - 0.01%
Ghana Promissory Notes (Issuer Saderea DAC), 12.500%, Due 11/30/2026A G			139,548	66,983

Foreign Corporate Obligations - 0.36%
Kosmos Energy Ltd., 7.500%, Due 3/1/2028B			2,124,000	2,028,968

Foreign Sovereign Obligations - 3.08%
Ghana Government International Bonds,
7.750%, Due 4/7/2029B G			1,641,000	791,323
10.750%, Due 10/14/2030A			3,509,000	2,280,850
8.125%, Due 3/26/2032A G			14,397,000	6,948,712
8.625%, Due 4/7/2034A G			1,843,000	891,551
7.875%, Due 2/11/2035A G			1,100,000	530,915
8.950%, Due 3/26/2051A G			220,000	105,888
8.750%, Due 3/11/2061A G			1,937,000	933,750
Republic of Ghana Government Bonds,
21.000%, Due 1/27/2025		GHS	1,680,000	110,564
19.250%, Due 6/23/2025		GHS	23,500,000	1,404,854
19.000%, Due 11/2/2026, Series 10YR		GHS	47,576,000	2,289,971
19.250%, Due 1/18/2027		GHS	19,750,000	925,559

Total Foreign Sovereign Obligations				17,213,937

Total Ghana (Cost $27,047,700)				19,309,888

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

April 30, 2024 (Unaudited)

	Principal Amount*			Fair Value
Iraq - 1.52% (Cost $8,531,992)
Foreign Sovereign Obligations - 1.52%
Iraq International Bonds, 5.800%, Due 1/15/2028A	$		9,120,626	$8,504,600

Ivory Coast - 2.84%
Foreign Sovereign Obligations - 2.84%
Ivory Coast Government International Bonds,
4.875%, Due 1/30/2032A		EUR	7,091,000	6,303,743
6.125%, Due 6/15/2033A			5,766,000	4,989,205
6.875%, Due 10/17/2040A		EUR	3,056,000	2,726,664
6.625%, Due 3/22/2048A		EUR	2,200,000	1,831,316

Total Foreign Sovereign Obligations				15,850,928

Total Ivory Coast (Cost $17,129,508)				15,850,928

Jamaica - 0.12% (Cost $640,787)
Foreign Sovereign Obligations - 0.12%
Jamaica Government International Bonds, 9.625%, Due 11/3/2030		JMD	100,000,000	673,394

Kazakhstan - 3.73%
Foreign Sovereign Obligations - 3.73%
Kazakhstan Government Bonds,
8.050%, Due 5/20/2024, Series 15YR		KZT	1,040,000,000	2,346,850
16.700%, Due 1/13/2025		KZT	2,725,122,000	6,337,084
10.750%, Due 2/11/2025, Series 3YR		KZT	240,000,000	537,363
7.200%, Due 5/27/2025, Series 10Y		KZT	317,000,000	685,945
10.500%, Due 8/4/2026, Series 5YR		KZT	500,000,000	1,102,055
13.900%, Due 9/16/2026, Series 4YR		KZT	280,000,000	659,423
9.000%, Due 3/6/2027, Series 120		KZT	1,160,000,000	2,449,199
15.350%, Due 11/18/2027		KZT	630,000,000	1,560,239
10.400%, Due 4/12/2028, Series 7YR		KZT	970,000,000	2,087,195
15.300%, Due 3/3/2029		KZT	736,866,000	1,853,673
7.680%, Due 8/13/2029, Series 15Y		KZT	224,390,000	422,845
10.120%, Due 2/17/2034, Series 13YR		KZT	400,000,000	797,976

Total Foreign Sovereign Obligations				20,839,847

Total Kazakhstan (Cost $20,746,878)				20,839,847

Kenya - 4.47%
Foreign Sovereign Obligations - 4.47%
Republic of Kenya Government International Bonds,
7.000%, Due 5/22/2027A			1,845,000	1,777,735
8.000%, Due 5/22/2032A			4,492,000	4,097,153
6.300%, Due 1/23/2034A			1,148,000	907,092
8.250%, Due 2/28/2048A			4,007,000	3,366,000
Republic of Kenya Infrastructure Bonds,
11.000%, Due 12/2/2024, Series 9YR		KES	25,000,000	177,994
12.500%, Due 5/12/2025, Series 9YR		KES	16,024,384	116,278
10.200%, Due 5/25/2026, Series 6YR		KES	15,500,000	101,528
11.000%, Due 10/12/2026, Series 12YR		KES	43,467,948	298,579
13.215%, Due 11/27/2028, Series 6YR		KES	124,600,000	848,913
10.850%, Due 4/2/2029, Series 9YR		KES	24,550,000	161,872
17.933%, Due 5/6/2030, Series 7Y		KES	47,000,000	355,983
18.461%, Due 8/9/2032, Series 8.5YR		KES	938,000,000	7,135,595
12.500%, Due 1/10/2033, Series 15YR		KES	631,000,000	3,955,704
11.750%, Due 10/8/2035, Series 16YR		KES	112,000,000	652,925

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

April 30, 2024 (Unaudited)

	Principal Amount*			Fair Value
Kenya - 4.47% (continued)
Foreign Sovereign Obligations - 4.47% (continued)
Republic of Kenya Infrastructure Bonds, (continued)
12.257%, Due 1/5/2037, Series 16Y		KES	152,000,000	$1,029,528

Total Foreign Sovereign Obligations				24,982,879

Total Kenya (Cost $27,472,222)				24,982,879

Kyrgyzstan - 1.14%
Credit-Linked Notes - 1.14%
Republic of Kyrgyzstan (Issuer Rufiji BV), 8.000%, Due 5/26/2025		KGS	70,000,000	782,074
Republic of Kyrgyzstan (Issuer Tugela BV),
10.500%, Due 9/24/2024B		KGS	150,000,000	1,727,293
6.000%, Due 9/19/2025B		KGS	120,500,000	1,272,367
12.000%, Due 2/7/2028B		KGS	95,000,000	943,872
Republic of Kyrgyzstan (Issuer Zambezi BV), 10.000%, Due 4/13/2028B		KGS	180,000,000	1,664,575

Total Credit-Linked Notes				6,390,181

Total Kyrgyzstan (Cost $8,030,773)				6,390,181

Lebanon - 0.36%
Foreign Sovereign Obligations - 0.36%
Lebanon Government International Bonds,
6.200%, Due 2/26/2025A G	$		11,973,000	748,301
6.850%, Due 5/25/2029G			11,973,000	763,279
7.050%, Due 11/2/2035A G			7,559,000	483,020

Total Foreign Sovereign Obligations				1,994,600

Total Lebanon (Cost $2,811,119)				1,994,600

Malawi - 0.83%
Credit-Linked Notes - 0.83%
Republic of Malawi (Issuer Tugela BV),
11.000%, Due 4/21/2025B			1,600,000	882,080
12.500%, Due 5/21/2025B			1,050,000	443,415
18.500%, Due 8/15/2026B			2,700,000	1,115,100
15.000%, Due 8/19/2026B			1,000,000	1,021,500
12.500%, Due 6/2/2027B			800,000	427,600
13.500%, Due 6/18/2027B			700,000	265,510
13.000%, Due 8/20/2027B			500,000	231,050
13.500%, Due 9/3/2027B			650,000	243,750

Total Credit-Linked Notes				4,630,005

Total Malawi (Cost $8,655,764)				4,630,005

Mongolia - 2.36%
Credit-Linked Notes - 2.36%
Development Bank of Mongolia (Issuer Zambezi BV), 14.000%, Due 5/12/2027B		MNT	27,500,000,000	8,625,736
Republic of Mongolia (Issuer Frontera Capital BV), 7.500%, Due 10/25/2024B		MNT	11,287,921,348	3,240,458
Republic of Mongolia (Issuer Rufiji BV), 7.590% - 11.00%, Due 4/22/2025B D		MNT	4,500,000,000	1,329,063

Total Credit-Linked Notes				13,195,257

Total Mongolia (Cost $13,547,370)				13,195,257

Mozambique - 3.97%
Credit-Linked Notes - 1.32%
Republic of Mozambique (Issuer ICBC Standard Bank PLC),
Due 3/26/2025D E		MZN	90,500,000	1,424,262

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

April 30, 2024 (Unaudited)

	Principal Amount*			Fair Value
Mozambique - 3.97% (continued)
Credit-Linked Notes - 1.32% (continued)
Republic of Mozambique (Issuer ICBC Standard Bank PLC), (continued)
17.000%, Due 5/11/2025		MZN	100,000,000	$1,616,346
14.500%, Due 11/13/2025		MZN	40,000,000	614,316
14.500%, Due 2/11/2027D		MZN	46,752,000	783,728
19.000%, Due 5/12/2028B		MZN	51,000,000	772,877
18.000%, Due 1/15/2029B		MZN	130,000,000	2,151,990

Total Credit-Linked Notes				7,363,519

Foreign Sovereign Obligations - 2.65%
Mozambique International Bonds,
9.000%, Due 9/15/2031A C D	$		15,272,000	12,828,480
9.000%, Due 9/15/2031B C D			2,353,000	1,976,520

Total Foreign Sovereign Obligations				14,805,000

Total Mozambique (Cost $22,421,411)				22,168,519

Netherlands - 0.33% (Cost $1,867,220)
Foreign Corporate Obligations - 0.33%
Zambezi BV, 11.500%, Due 6/22/2035B		PYG	13,500,000,000	1,831,704

Nigeria - 3.86%
Credit-Linked Notes - 0.85%
Republic of Nigeria (Issuer ICBC Standard Bank PLC), Due 2/27/2025E		NGN	7,797,524,000	4,758,318

Foreign Corporate Obligations - 1.23%
Access Bank PLC, 6.125%, Due 9/21/2026B			1,207,000	1,116,475
BOI Finance BV, 7.500%, Due 2/16/2027B		EUR	1,811,000	1,828,064
First Bank of Nigeria Ltd. Via FBN Finance Co. BV, 8.625%, Due 10/27/2025B			1,029,000	1,020,295
IHS Netherlands Holdco BV, 8.000%, Due 9/18/2027B			1,215,000	1,143,011
SEPLAT Energy PLC, 7.750%, Due 4/1/2026B			631,000	608,915
United Bank for Africa PLC, 6.750%, Due 11/19/2026B			1,197,000	1,140,801

Total Foreign Corporate Obligations				6,857,561

Foreign Sovereign Obligations - 1.78%
Nigeria Government Bonds,
12.500%, Due 1/22/2026, Series 10YR		NGN	856,000,000	557,910
16.288%, Due 3/17/2027, Series 10YR		NGN	290,000,000	202,199
Nigeria Government International Bonds,
8.375%, Due 3/24/2029A			2,233,000	2,110,542
7.875%, Due 2/16/2032A			4,338,000	3,791,239
7.375%, Due 9/28/2033A			2,365,000	1,961,673
8.250%, Due 9/28/2051A			1,170,000	915,595
Nigeria Treasury Bills,
18.844%, Due 11/7/2024, Series 364D		NGN	450,000,000	296,259
22.678%, Due 3/27/2025, Series 364D		NGN	218,000,000	131,215

Total Foreign Sovereign Obligations				9,966,632

Total Nigeria (Cost $23,927,959)				21,582,511

Pakistan - 3.03%
Foreign Sovereign Obligations - 3.03%
Pakistan Government International Bonds,
6.875%, Due 12/5/2027A			2,065,000	1,769,189
7.375%, Due 4/8/2031A			6,769,000	5,350,895
Pakistan Treasury Bills,
20.400%, Due 12/26/2024, Series 12M		PKR	950,000,000	2,996,005

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

April 30, 2024 (Unaudited)

	Principal Amount*			Fair Value
Pakistan - 3.03% (continued)
Foreign Sovereign Obligations - 3.03% (continued)
Pakistan Treasury Bills, (continued)
20.100%, Due 3/6/2025, Series 12M		PKR	1,150,000,000	$3,506,237
20.770%, Due 4/3/2025, Series 12M		PKR	1,100,000,000	3,319,433

Total Foreign Sovereign Obligations				16,941,759

Total Pakistan (Cost $17,001,814)				16,941,759

Papua New Guinea - 0.85% (Cost $4,933,517)
Foreign Sovereign Obligations - 0.85%
Papua New Guinea Government International Bonds, 8.375%, Due 10/4/2028A	$		5,026,000	4,729,466

Paraguay - 1.32%
Credit-Linked Notes - 0.73%
Republic of Paraguay (Issuer Tugela BV), 9.850%, Due 2/14/2031B		PYG	13,700,000,000	1,760,111
Municipalidad de Asuncion (Issuer Tugela BV), 12.000%, Due 11/22/2032B		PYG	16,600,000,000	2,340,487

Total Credit-Linked Notes				4,100,598

Foreign Sovereign Obligations - 0.59%
Paraguay Government International Bonds, 7.900%, Due 2/9/2031B		PYG	23,803,000,000	3,271,881

Total Paraguay (Cost $7,680,536)				7,372,479

Republic of Mauritius - 0.18% (Cost $1,023,289)
Foreign Corporate Obligations - 0.18%
Axian Telecom, 7.375%, Due 2/16/2027B			1,038,000	1,003,433

Rwanda - 0.56%
Foreign Sovereign Obligations - 0.56%
Rwanda International Government Bonds,
5.500%, Due 8/9/2031B			2,519,000	2,024,646
5.500%, Due 8/9/2031A			1,400,000	1,125,250

Total Foreign Sovereign Obligations				3,149,896

Total Rwanda (Cost $3,652,623)				3,149,896

Senegal - 0.51%
Foreign Sovereign Obligations - 0.51%
Senegal Government International Bonds,
5.375%, Due 6/8/2037A		EUR	107,000	84,314
6.750%, Due 3/13/2048A			3,745,000	2,747,302

Total Foreign Sovereign Obligations				2,831,616

Total Senegal (Cost $3,871,319)				2,831,616

South Africa - 0.11% (Cost $1,000,000)
Foreign Corporate Obligations - 0.11%
Liquid Telecommunications Financing PLC, 5.500%, Due 9/4/2026B			1,000,000	585,000

Sri Lanka - 2.84%
Foreign Sovereign Obligations - 2.84%
Sri Lanka Government Bonds,
9.000%, Due 5/1/2028, Series B		LKR	590,000,000	1,816,202
9.000%, Due 7/1/2028, Series A		LKR	514,000,000	1,573,974
11.000%, Due 5/15/2030		LKR	2,045,000,000	6,516,000
Sri Lanka Government International Bonds,
6.200%, Due 5/11/2027A G			4,265,000	2,410,438
6.750%, Due 4/18/2028A G			1,342,000	758,705
7.550%, Due 3/28/2030A G			3,913,000	2,187,660

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

April 30, 2024 (Unaudited)

	Principal Amount*			Fair Value
Sri Lanka - 2.84% (continued)
Foreign Sovereign Obligations - 2.84% (continued)
Sri Lanka Treasury Bills,
10.128%, Due 3/7/2025, Series 364		LKR	107,000,000	$333,645
10.228%, Due 3/21/2025, Series 364		LKR	90,000,000	279,599

Total Foreign Sovereign Obligations				15,876,223

Total Sri Lanka (Cost $15,423,910)				15,876,223

Supranational - 2.69%
Foreign Sovereign Obligations - 2.69%
European Bank for Reconstruction & Development,
15.000%, Due 9/21/2024	$		1,200,000	1,233,679
14.750%, Due 2/7/2025A			700,000	690,864
13.400%, Due 2/10/2025			1,000,000	935,458
16.100%, Due 4/11/2025		KES	400,000,000	2,968,397
12.750%, Due 5/30/2025			1,300,000	1,452,673
13.000%, Due 9/22/2025			500,000	504,685
7.400%, Due 12/7/2025		VND	29,495,000,000	1,154,780
International Finance Corp.,
11.000%, Due 6/28/2024			600,000	541,034
11.000%, Due 10/18/2024		UZS	12,000,000,000	916,308
16.000%, Due 2/21/2025		UZS	15,000,000,000	1,168,128
14.250%, Due 5/2/2025		UZS	15,000,000,000	1,154,663
6.000%, Due 1/15/2027H		AZN	4,028,370	2,327,516

Total Foreign Sovereign Obligations				15,048,185

Total Supranational (Cost $15,633,492)				15,048,185

Tajikistan - 1.04% (Cost $5,870,784)
Foreign Sovereign Obligations - 1.04%
Republic of Tajikistan International Bonds, 7.125%, Due 9/14/2027A			6,341,000	5,802,015

Togo - 0.17% (Cost $908,583)
Foreign Corporate Obligations - 0.17%
Ecobank Transnational, Inc., 8.750%, Due 6/17/2031, (5 yr. CMT + 8.211%)B F			944,000	931,020

Trinidad and Tobago - 0.32% (Cost $1,723,099)
Foreign Corporate Obligations - 0.32%
Heritage Petroleum Co. Ltd., 9.000%, Due 8/12/2029B			1,700,000	1,781,600

Tunisia - 1.55%
Foreign Sovereign Obligations - 1.55%
Tunisian Republic,
5.750%, Due 1/30/2025A			2,097,000	1,968,035
6.375%, Due 7/15/2026B		EUR	100,000	89,111
6.375%, Due 7/15/2026A		EUR	7,416,000	6,608,490

Total Foreign Sovereign Obligations				8,665,636

Total Tunisia (Cost $8,302,779)				8,665,636

Uganda - 2.82%
Foreign Sovereign Obligations - 2.82%
Republic of Uganda Government Bonds,
19.500%, Due 12/18/2025, Series 10YR		UGX	6,400,000,000	1,806,016
16.000%, Due 5/6/2027		UGX	2,500,000,000	674,200
14.250%, Due 8/23/2029		UGX	2,200,000,000	559,181
16.000%, Due 11/14/2030		UGX	6,940,000,000	1,866,629
17.000%, Due 4/3/2031, Series 15YR		UGX	3,460,000,000	958,669
16.375%, Due 3/4/2032, Series 15YR		UGX	2,389,500,000	643,063

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

April 30, 2024 (Unaudited)

	Principal Amount*			Fair Value
Uganda - 2.82% (continued)
Foreign Sovereign Obligations - 2.82% (continued)
Republic of Uganda Government Bonds, (continued)
14.375%, Due 2/3/2033		UGX	10,878,000,000	$2,636,340
14.250%, Due 6/22/2034		UGX	19,013,300,000	4,540,006
16.250%, Due 11/8/2035		UGX	7,800,000,000	2,061,335

Total Foreign Sovereign Obligations				15,745,439

Total Uganda (Cost $16,612,142)				15,745,439

Ukraine - 0.89%
Foreign Sovereign Obligations - 0.89%
Ukraine Government Bonds,
9.990%, Due 5/22/2024H I		UAH	13,000,000	277,606
12.700%, Due 10/30/2024H I		UAH	128,500,000	2,707,308
15.840%, Due 2/26/2025H I		UAH	120,000,000	1,998,614

Total Foreign Sovereign Obligations				4,983,528

Total Ukraine (Cost $8,148,686)				4,983,528

United Kingdom - 0.21% (Cost $1,380,502)
Foreign Corporate Obligations - 0.21%
HSBC Bank PLC, Due 4/14/2025B E H		NGN	1,984,000,000	1,164,847

United Republic of Tanzania - 0.37% (Cost $2,065,582)
Foreign Corporate Obligations - 0.37%
HTA Group Ltd., 7.000%, Due 12/18/2025B	$		2,075,000	2,065,040

United States - 4.63%
Corporate Obligations - 4.63%
Citigroup Global Markets Holdings, Inc.,
Due 11/12/2024B E		NGN	2,660,000,000	1,765,071
Due 2/10/2025E		NGN	3,476,814,695	2,181,809
Due 2/27/2025B E		NGN	2,124,962,236	1,316,963
Due 2/27/2025E		NGN	5,015,540,116	3,108,422
Due 3/13/2025, Series EMTE		EGP	260,866,694	4,484,290
12.500%, Due 1/26/2026A		NGN	1,060,000,000	712,864
18.500%, Due 2/25/2031B		NGN	2,001,874,002	1,408,557
JPMorgan Chase Bank NA,
Due 3/13/2025, Series E1TNB E		EGP	120,150,000	2,033,460
Due 3/20/2025E		EGP	150,125,000	2,530,226
Due 4/24/2025B E H		EGP	273,325,000	4,545,363
Sagicor Financial Co. Ltd., 5.300%, Due 5/13/2028B			1,831,000	1,753,183

Total Corporate Obligations				25,840,208

Total United States (Cost $27,267,056)				25,840,208

Uruguay - 2.44%
Foreign Sovereign Obligations - 2.44%
Uruguay Government International Bonds,
8.250%, Due 5/21/2031		UYU	81,798,000	2,024,406
3.875%, Due 7/2/2040J		UYU	413,033,633	11,606,613

Total Foreign Sovereign Obligations				13,631,019

Total Uruguay (Cost $11,787,461)				13,631,019

Uzbekistan - 2.46%
Credit-Linked Notes - 0.18%
Republic of Uzbekistan (Issuer ICBC Standard Bank PLC), 16.000%, Due 1/23/2029B		UZS	13,125,000,000	998,392

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

April 30, 2024 (Unaudited)

	Principal Amount*			Fair Value
Uzbekistan - 2.46% (continued)
Foreign Sovereign Obligations - 2.28%
Republic of Uzbekistan International Bonds,
14.000%, Due 7/19/2024B		UZS	42,690,000,000	$3,329,075
14.000%, Due 7/19/2024A		UZS	23,600,000,000	1,840,388
16.250%, Due 10/12/2026B		UZS	62,860,000,000	4,956,083
16.250%, Due 10/12/2026A		UZS	33,070,000,000	2,607,344

Total Foreign Sovereign Obligations				12,732,890

Total Uzbekistan (Cost $14,820,429)				13,731,282

Venezuela - 0.03% (Cost $269,875)
Foreign Corporate Obligations - 0.03%
Petroleos de Venezuela SA, 6.000%, Due 5/16/2024A G	$		1,250,000	150,000

Vietnam - 0.27% (Cost $1,509,538)
Foreign Sovereign Obligations - 0.27%
Viet Nam Debt & Asset Trading Corp., 1.000%, Due 10/10/2025A			1,667,000	1,488,631

Zambia - 4.71%
Credit-Linked Notes - 0.75%
Republic of Zambia (Issuer ICBC Standard Bank PLC), 11.000%, Due 1/27/2026B		ZMW	134,522,376	4,169,164

Foreign Corporate Obligations - 0.18%
First Quantum Minerals Ltd.,
6.875%, Due 10/15/2027A			523,000	503,043
8.625%, Due 6/1/2031B			499,000	482,737

Total Foreign Corporate Obligations				985,780

Foreign Sovereign Obligations - 3.78%
Zambia Government Bonds,
10.000%, Due 12/27/2024, Series 3YR		ZMW	11,000,000	401,780
12.000%, Due 4/23/2025, Series 7YR		ZMW	7,800,000	281,418
11.000%, Due 1/25/2026, Series 5YR		ZMW	114,100,000	3,862,638
12.000%, Due 6/17/2026, Series 7YR		ZMW	12,000,000	400,238
15.000%, Due 8/18/2026		ZMW	12,000,000	409,182
10.000%, Due 8/21/2026, Series 3Y		ZMW	7,000,000	220,653
13.000%, Due 8/29/2026, Series 10YR		ZMW	64,500,000	2,159,542
13.000%, Due 12/18/2027, Series 10YR		ZMW	24,795,000	750,768
13.000%, Due 12/17/2028, Series 10YR		ZMW	30,000,000	845,317
13.000%, Due 7/27/2030, Series 10YR		ZMW	8,000,000	204,891
13.000%, Due 1/25/2031, Series 10YR		ZMW	5,800,000	144,759
13.000%, Due 6/26/2033, Series 10Y		ZMW	9,000,000	197,727
Zambia Government International Bonds,
5.75%, Due 6/30/2033A G			1,131,021	832,329
0.50%, Due 12/31/2053A G			799,298	588,211
8.970%, Due 7/30/2027A G			13,441,000	9,822,145

Total Foreign Sovereign Obligations				21,121,598

Total Zambia (Cost $28,626,598)				26,276,542

			Shares
SHORT-TERM INVESTMENTS - 8.44% (Cost $47,141,375)
Investment Companies - 8.44%
American Beacon U.S. Government Money Market Select Fund, 5.20%K L			47,141,375	47,141,375

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

April 30, 2024 (Unaudited)

Fair Value
TOTAL INVESTMENTS - 95.51% (Cost $569,014,172)	$533,385,728
OTHER ASSETS, NET OF LIABILITIES - 4.49%	25,096,729

TOTAL NET ASSETS - 100.00%	$558,482,457

Percentages are stated as a percent of net assets.

*	In U.S. Dollars unless otherwise noted.

A

Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

B

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $118,964,865 or 21.30% of net assets. The Fund has no right to demand registration of these securities.

C

Step Up/Down - A zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. The rate disclosed represents the coupon rate at April 30, 2024. The maturity date disclosed represents the final maturity date.

D	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
E	Zero coupon bond.
F

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on April 30, 2024.

G	Default Security. At period end, the amount of securities in default was $32,200,429 or 5.77% of net assets.
H	Value was determined using significant unobservable inputs.
I

Security has been fair valued pursuant to the Manager’s procedures related to pricing that is not available after the close of exchange or the available price does not reflect the security’s true market value. At period end, the value of these securities amounted to $4,983,528 or 0.89% of net assets.

J	Inflation-Indexed Note.
K	7-day yield.
L	The Fund is affiliated by having the same investment advisor.

CMT - Constant Maturity Treasury.

DAC - Designated Activity Company.

LIBOR - London Interbank Offered Rate.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

SOFR - Secured Overnight Financing Rate.

Forward Foreign Currency Contracts Open on April 30, 2024:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
EGP	1,217,724	USD	1,232,669	7/18/2024	BRC	$—	$(14,945)	$(14,945)
USD	20,465,885	EUR	20,073,660	5/16/2024	SSB	392,225	—	392,225
EUR	963,319	USD	967,322	7/12/2024	UBS	—	(4,003)	(4,003)
USD	18,353,965	EUR	18,018,606	7/12/2024	UBS	335,359	—	335,359

						$727,584	$(18,948)	$708,636

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:

BRC	Barclays Bank PLC
SSB	State Street Bank & Trust Co.
UBS	UBS AG

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

April 30, 2024 (Unaudited)

Currency Abbreviations:

AMD	Armenian Dram
AZN	Azerbaijan Manat
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
GEL	Georgian Lari
GHS	Ghanaian Cedi
JMD	Jamaican Dollar
KES	Kenyan Shilling
KGS	Kyrgyzstani Som
KZT	Kazakhstani Tenge
LKR	Sri Lankan Rupee
MNT	Mongolia Tugrug
MZN	Mozambique Metical
NGN	Nigerian Naira
PKR	Pakistani Rupee
PYG	Paraguayan guarani
UAH	Ukrainian Hryvnia
UGX	Ugandan Shilling
USD	United States Dollar
UYU	Uruguayan Peso
UZS	Uzbekistani Som
VND	Vietnamese Dong
ZMW	Zambian Kwacha

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2024, the investments were classified as described below:

Developing World Income Fund	Level 1	Level 2	Level 3	Total
Assets
Credit-Linked Notes
Azerbaijan	$—	$2,913,299	$—	$2,913,299
Congo	—	2,719,860	—	2,719,860
Ghana	—	66,983	—	66,983
Kyrgyzstan	—	6,390,181	—	6,390,181
Malawi	—	4,630,005	—	4,630,005
Mongolia	—	13,195,257	—	13,195,257
Mozambique	—	7,363,519	—	7,363,519
Nigeria	—	4,758,318	—	4,758,318
Paraguay	—	4,100,598	—	4,100,598
Uzbekistan	—	998,392	—	998,392
Zambia	—	4,169,164	—	4,169,164
Foreign Sovereign Obligations
Angola	—	23,373,478	—	23,373,478
Argentina	—	11,572,577	—	11,572,577
Armenia	—	2,851,101	—	2,851,101
Benin	—	2,084,226	—	2,084,226
Cameroon	—	8,838,213	—	8,838,213
Costa Rica	—	2,608,200	—	2,608,200
Dominican Republic	—	17,829,335	—	17,829,335
Ecuador	—	11,645,358	—	11,645,358
Egypt	—	17,640,063	—	17,640,063
El Salvador	—	12,880,628	—	12,880,628
Ethiopia	—	3,187,219	—	3,187,219
Gabon	—	11,378,109	—	11,378,109
Georgia	—	2,973,510	—	2,973,510
Ghana	—	17,213,937	—	17,213,937
Iraq	—	8,504,600	—	8,504,600
Ivory Coast	—	15,850,928	—	15,850,928

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

April 30, 2024 (Unaudited)

Developing World Income Fund	Level 1	Level 2	Level 3	Total
Foreign Sovereign Obligations (continued)
Jamaica	$—	$673,394	$—	$673,394
Kazakhstan	—	20,839,847	—	20,839,847
Kenya	—	24,982,879	—	24,982,879
Lebanon	—	1,994,600	—	1,994,600
Mozambique	—	14,805,000	—	14,805,000
Nigeria	—	9,966,632	—	9,966,632
Pakistan	—	16,941,759	—	16,941,759
Papua New Guinea	—	4,729,466	—	4,729,466
Paraguay	—	3,271,881	—	3,271,881
Rwanda	—	3,149,896	—	3,149,896
Senegal	—	2,831,616	—	2,831,616
Sri Lanka	—	15,876,223	—	15,876,223
Supranational	—	15,048,185	—	15,048,185
Tajikistan	—	5,802,015	—	5,802,015
Tunisia	—	8,665,636	—	8,665,636
Uganda	—	15,745,439	—	15,745,439
Ukraine	—	—	4,983,528	4,983,528
Uruguay	—	13,631,019	—	13,631,019
Uzbekistan	—	12,732,890	—	12,732,890
Vietnam	—	1,488,631	—	1,488,631
Zambia	—	21,121,598	—	21,121,598
Foreign Corporate Obligations
Ghana	—	2,028,968	—	2,028,968
Netherlands	—	1,831,704	—	1,831,704
Nigeria	—	6,857,561	—	6,857,561
Republic of Mauritius	—	1,003,433	—	1,003,433
South Africa	—	585,000	—	585,000
Togo	—	931,020	—	931,020
Trinidad and Tobago	—	1,781,600	—	1,781,600
United Kingdom	—	1,164,847	—	1,164,847
United Republic of Tanzania	—	2,065,040	—	2,065,040
Venezuela	—	150,000	—	150,000
Zambia	—	985,780	—	985,780
Corporate Obligations
United States	—	25,840,208	—	25,840,208
Short-Term Investments	47,141,375	—	—	47,141,375

Total Investments in Securities - Assets	$47,141,375	$481,260,825	$4,983,528	$533,385,728

Financial Derivative Instruments - Assets
Forward Foreign Currency Contracts	$—	$727,584	$—	$727,584

Total Financial Derivative Instruments - Assets	$—	$727,584	$—	$727,584

Financial Derivative Instruments - Liabilities
Forward Foreign Currency Contracts	$—	$(18,948)	$—	$(18,948)

Total Financial Derivative Instruments - Liabilities	$—	$(18,948)	$—	$(18,948)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended April 30, 2024, there were no transfers into or out of Level 3.

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 1/31/2024	Purchases	Sales	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 4/30/2024	Unrealized Appreciation (Depreciation) at period End*
Foreign Sovereign Obligations	$6,687,571	$640,447	$2,117,969	$(25,194)	$(555,141)	$353,814	$—	$—	$4,983,528	$(3,165,159)

*	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

April 30, 2024 (Unaudited)

For the period ended April 30, 2024, three foreign sovereign obligations were fair valued at $4,983,528 by the Fair Value Committee. Due to severe disruptions in the market brought about by the Russian attack on Ukraine, the Fair Value Committee voted to apply a 15% liquidity discount to the daily pricing vendor fair value prices, thus the foreign sovereign obligations have been classified as Level 3 due to the use of significant unobservable inputs.

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

April 30, 2024 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 26.69%
Communications - 1.62%
Media - 1.16%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, Due 3/1/2030A	$15,000	$12,487
Charter Communications Operating LLC/Charter Communications Operating Capital,
2.250%, Due 1/15/2029	15,000	12,515
6.384%, Due 10/23/2035	10,000	9,450
3.500%, Due 6/1/2041	5,000	3,199
Comcast Corp., 3.999%, Due 11/1/2049	10,000	7,573
Gray Television, Inc., 7.000%, Due 5/15/2027A	15,000	13,631
Sirius XM Radio, Inc., 4.000%, Due 7/15/2028A	15,000	13,393

		72,248

Telecommunications - 0.46%
AT&T, Inc., 3.650%, Due 6/1/2051	10,000	6,878
Cisco Systems, Inc., 5.300%, Due 2/26/2054	5,000	4,812
T-Mobile USA, Inc., 3.375%, Due 4/15/2029	10,000	9,086
Verizon Communications, Inc., 2.550%, Due 3/21/2031	10,000	8,301

		29,077

Total Communications		101,325

Consumer, Cyclical - 1.38%
Airlines - 0.69%
American Airlines Pass-Through Trust,
3.350%, Due 4/15/2031, 2017 2 AA	10,129	9,189
3.150%, Due 8/15/2033, 2019 1 Series AA	11,745	10,344
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.750%, Due 1/20/2026A	25,000	23,447

		42,980

Auto Manufacturers - 0.24%
General Motors Financial Co., Inc., 6.100%, Due 1/7/2034	15,000	14,901

Auto Parts & Equipment - 0.24%
Clarios Global LP/Clarios U.S. Finance Co., 8.500%, Due 5/15/2027A	15,000	14,979

Retail - 0.21%
Lithia Motors, Inc., 4.375%, Due 1/15/2031A	15,000	13,122

Total Consumer, Cyclical		85,982

Consumer, Non-Cyclical - 0.85%
Commercial Services - 0.34%
Global Payments, Inc., 3.200%, Due 8/15/2029	15,000	13,228
University of Southern California, 3.028%, Due 10/1/2039	10,000	7,728

		20,956

Health Care - Services - 0.28%
Centene Corp., 3.375%, Due 2/15/2030	10,000	8,712
Elevance Health, Inc., 5.125%, Due 2/15/2053	5,000	4,513
Marshfield Clinic Health System, Inc., 2.703%, Due 2/15/2030, Series 2020	5,000	4,192

		17,417

Pharmaceuticals - 0.23%
AbbVie, Inc., 5.400%, Due 3/15/2054	5,000	4,847

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

April 30, 2024 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 26.69% (continued)
Consumer, Non-Cyclical - 0.85% (continued)
Pharmaceuticals - 0.23% (continued)
Cardinal Health, Inc., 5.450%, Due 2/15/2034	$10,000	$9,800

		14,647

Total Consumer, Non-Cyclical		53,020

Energy - 1.35%
Oil & Gas - 0.55%
BP Capital Markets America, Inc., 4.812%, Due 2/13/2033	10,000	9,560
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.000%, Due 8/1/2026A	15,000	14,828
Phillips 66 Co., 5.250%, Due 6/15/2031	10,000	9,801

		34,189

Pipelines - 0.80%
Energy Transfer LP, 5.750%, Due 2/15/2033	10,000	9,923
New Fortress Energy, Inc., 8.750%, Due 3/15/2029A	15,000	14,624
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, Due 2/1/2031	10,000	9,376
Venture Global LNG, Inc., 9.500%, Due 2/1/2029A	15,000	16,127

		50,050

Total Energy		84,239

Financial - 17.77%
Banks - 5.51%
Bank of America Corp.,
3.419%, Due 12/20/2028, (3 mo. USD Term SOFR + 1.302%)B	15,000	13,899
3.970%, Due 3/5/2029, (3 mo. USD Term SOFR + 1.332%)B	10,000	9,411
5.819%, Due 9/15/2029, (Secured Overnight Financing Rate + 1.570%)B	10,000	10,055
5.288%, Due 4/25/2034, (Secured Overnight Financing Rate + 1.910%)B	10,000	9,640
Bank of New York Mellon Corp.,
3.700%, Due 3/20/2026, Series H, (5 yr. CMT + 3.352%)B C	30,000	28,026
6.317%, Due 10/25/2029, (Secured Overnight Financing Rate + 1.598%)B	10,000	10,330
4.289%, Due 6/13/2033, (Secured Overnight Financing Rate + 1.418%)B	10,000	9,180
Citigroup, Inc.,
4.000%, Due 12/10/2025, Series W, (5 yr. CMT + 3.597%)B C	25,000	23,872
2.666%, Due 1/29/2031, (Secured Overnight Financing Rate + 1.146%)B	20,000	16,976
6.174%, Due 5/25/2034, (Secured Overnight Financing Rate + 2.661%)B	10,000	9,929
Comerica, Inc., 5.982%, Due 1/30/2030, (Secured Overnight Financing Rate + 2.155%)B	10,000	9,711
First Horizon Bank, 5.750%, Due 5/1/2030	15,000	13,802
Goldman Sachs Group, Inc.,
2.640%, Due 2/24/2028, (Secured Overnight Financing Rate + 1.114%)B	10,000	9,223
1.992%, Due 1/27/2032, (Secured Overnight Financing Rate + 1.090%)B	10,000	7,895
Huntington National Bank, 5.650%, Due 1/10/2030	10,000	9,812
JPMorgan Chase & Co., 5.766%, Due 4/22/2035, (Secured Overnight Financing Rate + 1.490%)B	10,000	10,015
Morgan Stanley,
1.512%, Due 7/20/2027, (Secured Overnight Financing Rate+ 0.858%)B	10,000	9,129
2.484%, Due 9/16/2036, (Secured Overnight Financing Rate + 1.360%)B	5,000	3,857
Santander Holdings USA, Inc., 6.565%, Due 6/12/2029, (Secured Overnight Financing Rate + 2.700%)B	10,000	10,142
State Street Corp., 4.821%, Due 1/26/2034, (Secured Overnight Financing Rate + 1.567%)B	10,000	9,432
Truist Bank, 2.636%, Due 9/17/2029, (5 yr. CMT + 1.150%)B	20,000	19,263
Truist Financial Corp.,
7.161%, Due 10/30/2029, (Secured Overnight Financing Rate + 2.446%)B	10,000	10,468
5.100%, Due 3/1/2030, Series Q, (10 yr. CMT + 4.349%)B C	25,000	22,733

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

April 30, 2024 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 26.69% (continued)
Financial - 17.77% (continued)
Banks - 5.51% (continued)
U.S. Bancorp,
4.839%, Due 2/1/2034, (Secured Overnight Financing Rate + 1.600%)B	$20,000	$18,454
2.491%, Due 11/3/2036, (5 yr. CMT + 0.950%)B	10,000	7,620
Wells Fargo & Co.,
3.900%, Due 3/15/2026, Series BB, (5 yr. CMT + 3.453%)B C	12,000	11,369
5.574%, Due 7/25/2029, (Secured Overnight Financing Rate + 1.740%)B	10,000	9,966
5.389%, Due 4/24/2034, (Secured Overnight Financing Rate + 2.020%)B	10,000	9,641

		343,850

Diversified Financial Services - 6.27%
Air Lease Corp., 3.125%, Due 12/1/2030	15,000	12,831
Aircastle Ltd., 2.850%, Due 1/26/2028A	25,000	22,268
Ally Financial, Inc., 4.700%, Due 5/15/2026, Series B, (5 yr. CMT + 3.868%)B C	20,000	16,973
Blackstone Holdings Finance Co. LLC, 1.600%, Due 3/30/2031A	15,000	11,420
Burford Capital Global Finance LLC, 9.250%, Due 7/1/2031A	15,000	15,642
Capital One Financial Corp.,
3.950%, Due 9/1/2026, Series M, (5 yr. CMT + 3.157%)B C	25,000	21,586
3.273%, Due 3/1/2030, (Secured Overnight Financing Rate + 1.790%)B	15,000	13,238
2.618%, Due 11/2/2032, (Secured Overnight Financing Rate + 1.265%)B	10,000	7,835
Charles Schwab Corp.,
4.000%, Due 6/1/2026, Series I, (5 yr. CMT + 3.168%)B C	25,000	23,055
6.196%, Due 11/17/2029, (Secured Overnight Financing Rate + 1.878%)B	10,000	10,235
5.853%, Due 5/19/2034, (Secured Overnight Financing Rate + 2.500%)B	20,000	19,909
Enact Holdings, Inc., 6.500%, Due 8/15/2025A	45,000	44,955
Encore Capital Group, Inc., 9.250%, Due 4/1/2029A	15,000	15,340
Jefferson Capital Holdings LLC, 9.500%, Due 2/15/2029A	15,000	15,263
LPL Holdings, Inc.,
4.625%, Due 11/15/2027A	20,000	19,056
6.750%, Due 11/17/2028	25,000	25,698
Nasdaq, Inc., 5.550%, Due 2/15/2034	20,000	19,581
PennyMac Financial Services, Inc., 7.875%, Due 12/15/2029A	10,000	10,208
PRA Group, Inc., 8.375%, Due 2/1/2028A	10,000	9,756
Radian Group, Inc., 6.200%, Due 5/15/2029	20,000	19,864
Raymond James Financial, Inc., 3.750%, Due 4/1/2051	10,000	7,164
Rocket Mortgage LLC, 5.250%, Due 1/15/2028A	15,000	14,324
StoneX Group, Inc., 7.875%, Due 3/1/2031A	15,000	15,189

		391,390

Insurance - 1.92%
Americo Life, Inc., 3.450%, Due 4/15/2031A	10,000	7,706
Aon Corp./Aon Global Holdings PLC, 2.050%, Due 8/23/2031	5,000	3,965
Aon North America, Inc., 5.450%, Due 3/1/2034	10,000	9,784
AssuredPartners, Inc., 5.625%, Due 1/15/2029A	15,000	13,677
Chubb INA Holdings LLC, 5.000%, Due 3/15/2034	10,000	9,681
HUB International Ltd., 5.625%, Due 12/1/2029A	35,000	32,213
Marsh & McLennan Cos., Inc., 5.150%, Due 3/15/2034	5,000	4,877
Old Republic International Corp., 5.750%, Due 3/28/2034	10,000	9,742
Panther Escrow Issuer LLC, 7.125%, Due 6/1/2031A	15,000	15,080
Teachers Insurance & Annuity Association of America, 3.300%, Due 5/15/2050A	20,000	13,236

		119,961

Private Equity - 0.45%
HAT Holdings I LLC/HAT Holdings II LLC, 3.375%, Due 6/15/2026A	30,000	27,954

Real Estate - 1.11%
CBRE Services, Inc., 2.500%, Due 4/1/2031	10,000	8,114

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

April 30, 2024 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 26.69% (continued)
Financial - 17.77% (continued)
Real Estate - 1.11% (continued)
Cushman & Wakefield U.S. Borrower LLC, 6.750%, Due 5/15/2028A	$21,000	$20,711
Greystar Real Estate Partners LLC, 7.750%, Due 9/1/2030A	15,000	15,441
Newmark Group, Inc., 7.500%, Due 1/12/2029A	25,000	25,225

		69,491

REITS - 2.51%
Alexandria Real Estate Equities, Inc., 3.375%, Due 8/15/2031	10,000	8,645
American Homes 4 Rent LP, 2.375%, Due 7/15/2031	10,000	7,917
DOC DR LLC, 3.950%, Due 1/15/2028	15,000	14,201
Essex Portfolio LP, 2.550%, Due 6/15/2031	15,000	12,158
GLP Capital LP/GLP Financing II, Inc., 4.000%, Due 1/15/2030	18,000	16,126
Healthcare Realty Holdings LP,
3.625%, Due 1/15/2028	25,000	22,744
3.100%, Due 2/15/2030	10,000	8,516
Invitation Homes Operating Partnership LP, 2.000%, Due 8/15/2031	10,000	7,731
Iron Mountain, Inc., 4.875%, Due 9/15/2029A	25,000	23,070
Kimco Realty OP LLC, 3.200%, Due 4/1/2032	5,000	4,186
Realty Income Corp., 4.900%, Due 7/15/2033	5,000	4,695
Rexford Industrial Realty LP, 2.125%, Due 12/1/2030	15,000	11,944
Starwood Property Trust, Inc., 7.250%, Due 4/1/2029A	15,000	14,814

		156,747

Total Financial		1,109,393

Industrial - 0.55%
Aerospace/Defense - 0.15%
L3Harris Technologies, Inc., 5.250%, Due 6/1/2031	10,000	9,743

Machinery - Diversified - 0.16%
AGCO Corp., 5.800%, Due 3/21/2034	10,000	9,784

Trucking & Leasing - 0.24%
Fortress Transportation & Infrastructure Investors LLC, 7.000%, Due 5/1/2031A	15,000	15,083

Total Industrial		34,610

Technology - 0.77%
Office/Business Equipment - 0.07%
CDW LLC/CDW Finance Corp., 3.276%, Due 12/1/2028	5,000	4,462

Semiconductors - 0.29%
Broadcom, Inc., 4.150%, Due 11/15/2030	20,000	18,452

Software - 0.41%
Intuit, Inc., 5.500%, Due 9/15/2053	10,000	9,781
Oracle Corp., 3.950%, Due 3/25/2051	15,000	10,718
Take-Two Interactive Software, Inc., 4.950%, Due 3/28/2028	5,000	4,892

		25,391

Total Technology		48,305

Utilities - 2.40%
Electric - 2.40%
CenterPoint Energy Houston Electric LLC, 4.950%, Due 4/1/2033	10,000	9,598
DTE Electric Co., 5.200%, Due 4/1/2033	10,000	9,818
Duke Energy Indiana LLC, 2.750%, Due 4/1/2050	15,000	8,822

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

April 30, 2024 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 26.69% (continued)
Utilities - 2.40% (continued)
Electric - 2.40% (continued)
Eversource Energy, 1.650%, Due 8/15/2030, Series R	$10,000	$7,839
NextEra Energy Capital Holdings, Inc., 5.250%, Due 3/15/2034	5,000	4,800
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.500%, Due 8/15/2028A	25,000	22,355
PG&E Recovery Funding LLC, 5.536%, Due 7/15/2049, Series A-3	10,000	9,715
PG&E Wildfire Recovery Funding LLC,
4.377%, Due 6/3/2041, Series A-3	10,000	8,882
4.451%, Due 12/1/2049, Series A-4	15,000	12,738
4.674%, Due 12/1/2053, Series A-5	20,000	17,320
5.099%, Due 6/1/2054, Series A-5	20,000	18,483
Public Service Co. of Oklahoma, 5.250%, Due 1/15/2033	10,000	9,628
Public Service Enterprise Group, Inc., 5.450%, Due 4/1/2034	10,000	9,732

		149,730

Total Utilities		149,730

Total Corporate Obligations (Cost $1,729,670)		1,666,604

FOREIGN CORPORATE OBLIGATIONS - 4.07%
Basic Materials - 0.40%
Mining - 0.40%
BHP Billiton Finance USA Ltd., 5.250%, Due 9/8/2030	10,000	9,912
Taseko Mines Ltd., 8.250%, Due 5/1/2030A	15,000	15,233

		25,145

Total Basic Materials		25,145

Communications - 0.31%
Telecommunications - 0.31%
Altice France SA, 5.125%, Due 1/15/2029A	30,000	19,583

Consumer, Cyclical - 0.24%
Auto Parts & Equipment - 0.24%
ZF North America Capital, Inc., 6.750%, Due 4/23/2030A	15,000	15,056

Consumer, Non-Cyclical - 0.15%
Health Care - Products - 0.15%
Smith & Nephew PLC, 5.400%, Due 3/20/2034	10,000	9,645

Energy - 0.29%
Oil & Gas - 0.16%
TotalEnergies Capital SA, 5.488%, Due 4/5/2054	10,000	9,724

Pipelines - 0.13%
TransCanada PipeLines Ltd., 2.500%, Due 10/12/2031	10,000	8,098

Total Energy		17,822

Financial - 2.68%
Banks - 0.87%
Bank of Montreal, 3.803%, Due 12/15/2032, (5 yr. USD Swap + 1.432%)B	10,000	9,257
Bank of Nova Scotia, 5.650%, Due 2/1/2034	10,000	9,961
Barclays PLC,
7.385%, Due 11/2/2028, (1 yr. CMT + 3.300%)B	10,000	10,445
8.000%, Due 3/15/2029, (5 yr. CMT + 5.431%)B C	15,000	14,749
Canadian Imperial Bank of Commerce, 5.001%, Due 4/28/2028	10,000	9,803

		54,215

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

April 30, 2024 (Unaudited)

	Principal Amount	Fair Value
FOREIGN CORPORATE OBLIGATIONS - 4.07% (continued)
Financial - 2.68% (continued)
Diversified Financial Services - 1.64%
GGAM Finance Ltd.,
8.000%, Due 2/15/2027A	$30,000	$30,803
8.000%, Due 6/15/2028A	26,000	26,765
6.875%, Due 4/15/2029A	15,000	15,003
goeasy Ltd., 7.625%, Due 7/1/2029A	15,000	15,062
Macquarie Airfinance Holdings Ltd., 6.400%, Due 3/26/2029A	15,000	14,957

		102,590

Private Equity - 0.17%
Brookfield Finance, Inc., 6.350%, Due 1/5/2034	10,000	10,279

Total Financial		167,084

Total Foreign Corporate Obligations (Cost $259,873)		254,335

ASSET-BACKED OBLIGATIONS - 11.25%
Aqua Finance Trust, 3.140%, Due 7/16/2040, 2019 A AA	57,154	53,553
CAL Funding IV Ltd., 2.220%, Due 9/25/2045, 2020 1A AA	10,431	9,351
Carvana Auto Receivables Trust, 1.580%, Due 6/12/2028, 2021 N3 D	7,735	7,423
CIT Home Equity Loan Trust, 5.560%, Due 9/20/2032, 2003 1 M2D	61,862	59,191
Citicorp Residential Mortgage Trust, 4.788%, Due 3/25/2037, 2007 1 A5D	8,637	8,515
CLI Funding VIII LLC, 2.720%, Due 1/18/2047, 2022 1A AA	8,115	7,080
Conseco Finance Corp., 7.220%, Due 3/15/2028, 1997 1 M1E	26,274	26,244
DB Master Finance LLC, 2.493%, Due 11/20/2051, 2021 1A A2IIA	9,775	8,461
Exeter Automobile Receivables Trust, 1.960%, Due 1/17/2028, 2021 4A D	25,000	23,808
Finance of America Structured Securities Trust, 2.000%, Due 4/25/2073, 2023-S2 A3A D	72,118	70,471
GSAMP Trust, 5.422%, Due 7/25/2033, 2003 SEA2 A1D	42,671	40,156
Hyundai Auto Receivables Trust, 1.660%, Due 6/15/2028, 2021 C C	15,000	13,928
Mid-State Capital Corp. Trust,
7.758%, Due 1/15/2040, 2005 1 B	31,829	31,688
5.787%, Due 10/15/2040, 2006 1 AA	34,341	33,471
8.311%, Due 10/15/2040, 2006 1 BA	15,973	16,076
Mid-State Trust XI, 4.864%, Due 7/15/2038, 11 A1	24,781	24,115
Navient Private Education Loan Trust, 3.910%, Due 12/15/2045, 2016 AA A2AA	14,317	14,052
Navient Private Education Refi Loan Trust,
4.000%, Due 12/15/2059, 2018 DA A2AA	9,015	8,734
6.486%, Due 12/15/2059, 2019 D A2B, (1 mo. USD Term SOFR + 1.164%)A B	9,468	9,478
1.110%, Due 2/18/2070, 2021 FA AA	12,841	10,795
5.510%, Due 10/15/2071, 2023 A AA	8,792	8,710
Navient Student Loan Trust, 3.390%, Due 12/15/2059, 2019 BA A2AA	14,707	14,043
Octane Receivables Trust, 1.210%, Due 9/20/2028, 2021 2A AA	6,555	6,419
Salomon Mortgage Loan Trust, 4.769%, Due 11/25/2033, 2001 CB4 1M1, (1 mo. USD Term SOFR + 1.614%)B	19,580	20,362
Santander Drive Auto Receivables Trust, 1.670%, Due 10/15/2027, 2021 4 D	20,000	19,045
Santander Retail Auto Lease Trust, 1.410%, Due 11/20/2025, 2021 B DA	23,146	23,078
Sierra Timeshare Receivables Funding LLC, 1.340%, Due 11/20/2037, 2021 1A BA	8,127	7,685
SMB Private Education Loan Trust,
2.820%, Due 10/15/2035, 2017 B A2AA	6,656	6,442
1.290%, Due 7/15/2053, 2020 B A1AA	8,770	7,934
SoFi Professional Loan Program LLC, 1.030%, Due 8/17/2043, 2021 A AFXA	5,077	4,268
Taco Bell Funding LLC, 2.294%, Due 8/25/2051, 2021 1A A2IIA	19,650	16,693
U.S. Small Business Administration,
4.910%, Due 1/1/2048, 2023 25A 1	19,261	18,585
4.610%, Due 2/1/2048, 2023 25B 1	14,192	13,402
4.480%, Due 4/1/2048, Class 1	9,659	9,086
4.930%, Due 6/1/2048, Class 1	24,571	23,794

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

April 30, 2024 (Unaudited)

	Principal Amount	Fair Value
ASSET-BACKED OBLIGATIONS - 11.25% (continued)
Vantage Data Centers Issuer LLC,
3.188%, Due 7/15/2044, 2019 1A A2A	$13,200	$13,111
2.165%, Due 10/15/2046, 2021 1A A2A	15,000	13,562

Total Asset-Backed Obligations (Cost $719,750)		702,809

COLLATERALIZED MORTGAGE OBLIGATIONS - 7.69%
Bear Stearns ARM Trust, 4.627%, Due 2/25/2035, 2004 12 2A1E	9,728	9,267
Bear Stearns Asset-Backed Securities Trust, 5.250%, Due 10/25/2033, 2003 AC5 A5D	35,258	34,282
Brean Asset-Backed Securities Trust, 1.750%, Due 10/25/2061, 2021 RM2 AA E	42,522	37,698
Chase Mortgage Finance Corp.,
3.750%, Due 12/25/2045, 2016 SH2 M2A E	13,846	12,147
3.750%, Due 12/25/2045, 2016 SH2 M3A E	28,140	24,376
CHL Mortgage Pass-Through Trust, 5.250%, Due 5/25/2034, 2004 4 A19	15,679	14,694
Finance of America Structured Securities Trust JR2, 2.000%, Due 9/25/2069, 2019 1R AA	56,456	59,000
Government National Mortgage Association REMICS, 5.208%, Due 6/20/2045, 2023-32 WE	20,956	20,680
GreenPoint Mortgage Pass-Through Certificates, 6.724%, Due 10/25/2033, 2003 1 A1E	25,087	23,406
JP Morgan Mortgage Trust,
2.500%, Due 12/25/2051, 2021 INV2 A2A E	34,169	26,278
2.500%, Due 7/25/2052, 2022 1 A3A E	47,529	36,672
New Residential Mortgage Loan Trust,
3.750%, Due 11/26/2035, 2016 2A A1A E	30,474	28,031
6.481%, Due 1/25/2048, 2018 4A B1, (1 mo. USD Term SOFR + 1.164%)A B	68,191	66,820
5.633%, Due 11/25/2054, 2014 3A B3A E	20,969	19,938
4.000%, Due 3/25/2057, 2017 2A A3A E	38,013	35,272
Prime Mortgage Trust, 6.000%, Due 2/25/2034, 2004 CL1 1A1	21,879	20,548
Residential Funding Mortgage Securities I Trust, 5.500%, Due 12/25/2034, 2004 S9 1A23	12,291	10,968

Total Collateralized Mortgage Obligations (Cost $518,813)		480,077

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 5.71%
Bank,
4.399%, Due 8/15/2055, 2022 BNK43 A5	15,000	13,762
3.265%, Due 9/15/2060, 2017 BNK7 ASB	31,362	30,135
BBCMS Mortgage Trust, 6.000%, Due 9/15/2056, 2023 C21 A5E	15,000	15,405
Benchmark Mortgage Trust,
2.148%, Due 9/15/2053, 2020 B19 AS	30,000	22,731
1.978%, Due 12/17/2053, 2020 B21 A5	10,000	7,898
2.254%, Due 12/17/2053, 2020 B21 AS	10,000	7,780
BX Trust, 7.486%, Due 8/15/2039, 2022 GPA A, (1 mo. USD Term SOFR + 2.165%)A B	19,709	19,770
COMM Mortgage Trust, 2.950%, Due 8/15/2057, 2019 GC44 A5	10,000	8,714
DC Office Trust, 3.174%, Due 9/15/2045, 2019 MTC DA E	10,000	6,178
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates,
1.566%, Due 9/25/2030, K119 A2	10,000	8,080
3.710%, Due 9/25/2032, K-150 A2E	15,000	13,532
2.481%, Due 7/25/2034, K-1514 A1	13,152	11,260
1.238%, Due 1/25/2035, K-1516 A1	51,533	40,050
Federal National Mortgage Association-Aces,
3.665%, Due 9/25/2028, 2019 M1 A2E	23,325	21,909
3.610%, Due 2/25/2031, 2019 M4 A2	9,141	8,321
1.714%, Due 7/25/2031, 2021 M17 A2E	10,000	7,913
4.400%, Due 7/25/2033, 2023 M5 A2E	15,000	14,038
FREMF Mortgage Trust, 4.119%, Due 12/25/2050, 2018 K72 BA E	20,000	18,725
FRESB Mortgage Trust,
3.160%, Due 11/25/2027, 2018 SB45 A10FE	9,073	8,524
6.137%, Due 7/25/2038, 2018 SB55 A5H, (30 day USD SOFR Average + 0.814%)B	7,241	7,201
JPMBB Commercial Mortgage Securities Trust,
3.559%, Due 7/15/2048, 2015 C30 ASB	9,612	9,514
3.822%, Due 7/15/2048, 2015 C30 A5	10,000	9,621

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

April 30, 2024 (Unaudited)

	Principal Amount	Fair Value
COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 5.71% (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, 2.840%, Due 11/15/2049, 2016 C31 A4	$13,658	$12,814
Velocity Commercial Capital Loan Trust,
4.050%, Due 10/26/2048, 2018 2 AA E	15,251	14,358
4.120%, Due 3/25/2049, 2019 1 M3A E	21,558	18,104

Total Commercial Mortgage-Backed Obligations (Cost $387,063)		356,337

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 9.96%
Federal Home Loan Mortgage Corp.,
3.000%, Due 7/1/2042	26,852	23,084
3.500%, Due 9/1/2046	35,173	31,362
3.000%, Due 5/1/2047	49,609	42,195
3.000%, Due 11/1/2049	26,164	22,084

		118,725

Federal National Mortgage Association,
4.500%, Due 7/1/2031	16,391	15,963
2.500%, Due 4/1/2037E	33,632	29,497
2.500%, Due 12/1/2037E	35,960	31,539
2.500%, Due 2/1/2042E	36,570	30,925
2.000%, Due 3/1/2042	25,554	20,661
2.500%, Due 4/1/2042	43,153	36,080
3.000%, Due 6/1/2042	44,158	37,967
4.000%, Due 2/1/2043E	27,176	24,967
5.000%, Due 6/1/2043E	27,237	26,252
6.000%, Due 10/1/2043E	47,542	47,525
4.000%, Due 12/1/2043	12,790	11,741
4.000%, Due 3/1/2046E	24,554	22,558
2.500%, Due 12/1/2046E	31,212	25,578
3.000%, Due 12/1/2046	27,056	22,964
3.000%, Due 1/1/2048E	39,559	33,630
3.000%, Due 2/1/2048E	21,758	18,473
3.000%, Due 8/1/2048E	44,663	37,737

		474,057

Government National Mortgage Association, 3.500%, Due 4/20/2046	32,637	29,251

Total U.S. Agency Mortgage-Backed Obligations (Cost $675,572)		622,033

U.S. TREASURY OBLIGATIONS - 28.97%
U.S. Treasury Bonds,
1.750%, Due 8/15/2041	255,000	161,766
3.875%, Due 2/15/2043	156,000	136,159
2.500%, Due 2/15/2045	58,000	39,766
3.375%, Due 11/15/2048	502,000	392,638
3.625%, Due 2/15/2053	18,000	14,694
4.750%, Due 11/15/2053	11,000	10,931

		755,954

U.S. Treasury Notes,
3.875%, Due 12/31/2027	25,000	24,200
1.000%, Due 7/31/2028	75,000	64,201
2.375%, Due 3/31/2029	300,000	269,051
3.500%, Due 4/30/2030	154,000	144,231
4.125%, Due 3/31/2031	70,000	67,594
2.875%, Due 5/15/2032	271,000	238,046
4.500%, Due 11/15/2033	159,000	156,615
4.000%, Due 2/15/2034	94,000	88,977

		1,052,915

Total U.S. Treasury Obligations (Cost $1,957,536)		1,808,869

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

April 30, 2024 (Unaudited)

	Principal Amount	Fair Value
MUNICIPAL OBLIGATIONS - 3.59%
California Health Facilities Financing Authority, 4.190%, Due 6/1/2037	$10,000	$8,921
California State University, 5.183%, Due 11/1/2053, Series B	10,000	9,413
City of New York, 5.828%, Due 10/1/2053, Series B-1	10,000	10,640
City Of New York General Obligation Bonds, 5.985%, Due 12/1/2036, Series D1	5,000	5,096
Commonwealth of Massachusetts, 4.110%, Due 7/15/2031, Series B	3,297	3,188
County of Riverside, 3.818%, Due 2/15/2038	15,000	13,345
Los Angeles Department of Water & Power Water System Revenue, 6.008%, Due 7/1/2039, Series C	5,000	5,120
Louisiana Local Government Environmental Facilities & Community Development Authority,
4.145%, Due 2/1/2033, Series A	25,000	23,746
4.475%, Due 8/1/2039, 2022 ELL A4	25,000	22,907
Massachusetts Water Resources Authority, 2.823%, Due 8/1/2041	5,000	3,763
New York City Transitional Finance Authority Future Tax Secured Revenue,
5.767%, Due 8/1/2036	5,000	5,017
5.508%, Due 8/1/2037	5,000	4,903
New York State Dormitory Authority, 5.600%, Due 3/15/2040, Series D	5,000	4,912
New York State Urban Development Corp., 3.900%, Due 3/15/2033, Series B	5,000	4,620
Oklahoma Development Finance Authority, 4.135%, Due 12/1/2033, Series A-1	9,320	8,916
Oregon Education Districts, 2.895%, Due 6/30/2040, Series A	10,000	7,391
South Carolina Student Loan Corp., 6.660% - 6.659%, Due 10/27/2036, (90 day SOFR + 1.311%)B	17,236	17,266
State Board of Administration Finance Corp.,
2.154%, Due 7/1/2030, Series A	5,000	4,147
5.526%, Due 7/1/2034, Series A	15,000	14,935
State of California,
7.500%, Due 4/1/2034	10,000	11,399
7.300%, Due 10/1/2039	5,000	5,658
State of Texas, 5.517%, Due 4/1/2039	20,000	20,051
Texas Transportation Commission, 2.472%, Due 10/1/2044	5,000	3,302
University of Virginia, 6.200%, Due 9/1/2039	5,000	5,280

Total Municipal Obligations (Cost $232,479)		223,936

TOTAL INVESTMENTS - 97.93% (Cost $6,480,756)		6,115,000
OTHER ASSETS, NET OF LIABILITIES - 2.07%		129,020

TOTAL NET ASSETS - 100.00%		$6,244,020

Percentages are stated as a percent of net assets.

A

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $1,515,920 or 24.28% of net assets. The Fund has no right to demand registration of these securities.

B

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on April 30, 2024.

C	Perpetual maturity. The date shown, if any, is the next call date.
D

Step Up/Down - A zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. The rate disclosed represents the coupon rate at April 30, 2024. The maturity date disclosed represents the final maturity date.

E	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.

CMT - Constant Maturity Treasury.

LIBOR - London Interbank Offered Rate.

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

April 30, 2024 (Unaudited)

LLC - Limited Liability Company.

LP - Limited Partnership.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REIT - Real Estate Investment Trust.

SOFR - Secured Overnight Financing Rate.

USD - United States Dollar.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2024, the investments were classified as described below:

NIS Core Plus Bond Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$—	$1,666,604	$—	$1,666,604
Foreign Corporate Obligations	—	254,335	—	254,335
Asset-Backed Obligations	—	702,809	—	702,809
Collateralized Mortgage Obligations	—	480,077	—	480,077
Commercial Mortgage-Backed Obligations	—	356,337	—	356,337
U.S. Agency Mortgage-Backed Obligations	—	622,033	—	622,033
U.S. Treasury Obligations	—	1,808,869	—	1,808,869
Municipal Obligations	—	223,936	—	223,936

Total Investments in Securities - Assets	$—	$6,115,000	$—	$6,115,000

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended April 30, 2024, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

April 30, 2024 (Unaudited)

Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

April 30, 2024 (Unaudited)

securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all a Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for a Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

April 30, 2024 (Unaudited)

categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

With respect to a Fund’s investments that do not have readily available market quotations, the Board has designated the Adviser as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of a Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if a Fund were to sell the investment at approximately the time at which a Fund determines its NAV.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

OTC financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

April 30, 2024 (Unaudited)

provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Manager or persons acting under their oversight and may be categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has designated to the Manager as responsible for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Manager has selected methods for valuing securities and other assets in circumstances where market quotes are not readily available, and oversees the application of those valuation methods. In the event that the security or asset cannot be valued, pursuant to one of the valuation methods selected by the Manager, the fair value of the security or asset will be determined in good faith by the Valuation Committee.

When a Fund uses fair valuation methods applied by the Manager that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Manager or persons acting under their oversight would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.